Investment Property (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Schedule of investment property [text block]
	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Disposal	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$465,868	-	-	251,955	717,823
Fair Value	$1,402,040				2,213,184

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Disposal	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$717,823	-	-	12,483	730,306
Fair Value	$2,213,184				2,252,170